Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-J2
Start - End Dates:	12/2019 – 11/2020
Deal Loan Count:	5

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Total				1

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